COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details 4) (Contingent financial obligation, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 guarantee		Dec. 31, 2012
Guarantees
Estimated amount of potential exposure	$ 680	[1]	$ 986	[1]
Estimated carrying amount of guarantees included in Other Long-Term Liabilities	18		17
Bruce Power
Guarantees
Estimated amount of potential exposure	629	[1],[2]	897	[1],[2]
Estimated carrying amount of guarantees included in Other Long-Term Liabilities	8	[2]	10	[2]
Number of guarantees with no termination date	1	[1],[2]
Bruce A
Guarantees
Portion of guarantees of certain contingent financial obligations (as a percent)	50.00%
Bruce B
Guarantees
Portion of guarantees of certain contingent financial obligations (as a percent)	33.00%
Other
Guarantees
Estimated amount of potential exposure	51	[1]	89	[1]
Estimated carrying amount of guarantees included in Other Long-Term Liabilities	$ 10		$ 7

[1]	TCPL's share of the potential estimated current or contingent exposure.
[2]	Except for one guarantee with no termination date.